Financial instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments
5.16 Financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each balance sheet date.
The valuation techniques utilized for measuring the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions.
The fair value of instruments that are quoted in active markets are determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. Furthermore, the Group uses valuation techniques to establish the fair value of instruments where prices, quoted in active markets, are not available.
5.16.1 Financial instruments by category
The Group has materially only short-term assets and all of the financial instruments are categorized as assets at amortized costs. Financial instruments can be found in the following positions within the assets:

	Year ended December 31,
in € thousand	2024	2023
FINANCIAL INSTRUMENTS IN ASSETS
Trade receivables	35,205	41,645
Other assets (1)	1,256	1,109
Cash and cash equivalents	168,271	126,080
TOTAL ASSETS	204,731	168,834
(1)    Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

The Group has only financial instruments which are categorized as liabilities at amortized costs. Financial instruments can be found in the following positions within the liabilities:

	Year ended December 31,
in € thousand	2024	2023
FINANCIAL INSTRUMENTS IN LIABILITIES
Borrowings	187,373	176,847
Trade payables and accruals	35,522	44,303
Tax and employee-related liabilities (1)	13,107	10,815
Lease liabilities	28,941	31,969
Refund liabilities	26,141	39,941
Other liabilities (2)	79	34
TOTAL LIABILITIES	291,163	303,908

(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
(2)    Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.
5.16.2 Fair value measurements
As at December 31, 2024 and December 31, 2023, the Group did not have assets and liabilities measured through profit and loss. In both periods, the Group also did not subscribe to any foreign currency options nor foreign currency forwards. Due to the short-term nature of its financial instruments fair valuation has no effect on the financial position.
5.16.3 Foreign currency sensitivity analysis
The following table details the Group’s sensitivity of financial instruments to a 10% increase and decrease in currency units against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A positive number below indicates an increase in pre-tax profit or a reduction in pre-tax loss.
With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31,
in € thousand	2024	2023
USD/EUR +10%	(16,973)	(24,079)
USD/EUR -10%	20,745	29,430
GBP/EUR +10%	8,525	4,760
GBP/EUR -10%	(10,420)	(5,817)
SEK/EUR +10%	(5,725)	(8,846)
SEK/EUR -10%	6,998	10,812
CAD/EUR +10%	3,178	2,368
CAD/EUR -10%	(3,884)	(2,894)
The effect in the USD/EUR relationship is mostly due to borrowings denominated in USD while the cash and working capital is predominantly on a EUR basis. The Group has not used any hedging instruments to reduce the impact of foreign exchange rate changes.
5.16.4 Credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

	Year ended December 31,
in € thousand	2024	2023
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	—	205
Receivables from governmental institutions (AA-country)	5,202	11,535
Receivables from governmental institutions (A-country)	—	—
AA	—	—
A	3,184	—
Counterparties without external credit rating or rating below A	26,819	29,905
TRADE RECEIVABLES	35,205	41,645

OTHER ASSETS
A	—	—
Assets from governmental institutions (AA-country)	—	—
Counterparties without external credit rating or rating below A	1,256	1,109
OTHER ASSETS	1,256	1,109

CASH AND CASH EQUIVALENTS
AA	8,921	17,581
A	156,135	108,253
Counterparties without external credit rating or rating below A	3,214	245
CASH AND CASH EQUIVALENTS	168,271	126,080
The rating information refers to long-term credit ratings as published by Standard & Poor’s or another rating organization (equivalent to the Standard & Poor’s rating).
The maximum exposure to credit risk at the reporting date is the fair value of the financial assets.
5.16.5 Impairment of financial assets
Trade receivables
According to IFRS 9.5.5.15, the simplified approach (measuring the loss allowance at an amount equal to lifetime expected credit losses) has to be used for trade receivables, which do not contain a significant financing component. This is the case for the Group, as all trade receivables are short-term with a maturity lasting less than 12 months.
Loss allowances have to be established for each trade receivable based on the expected credit losses. Accordingly, at the end of each reporting period, trade receivables were adjusted through a loss allowance in accordance with the revised expected outcome.
According to IFRS 9.5.5.17, default probabilities should be determined on the basis of historical data but must be adjusted on the balance sheet date on the basis of up-to-date information and forward looking information. The analysis of the historical data showed as at December 31, 2024 and December 31, 2023 that losses incurred were immaterial, taking further into account the limited number of customers as well as credit checks mentioned in Note 5.2.5. Therefore, loss allowance was considered immaterial as at December 31, 2024 and December 31, 2023.
Other assets and cash and cash equivalents
Historically, no losses have been incurred on other assets measured at amortized costs and on cash and cash equivalents. As at December 31, 2024 and December 31, 2023, the expected credit loss was calculated using the cumulative expected default rate based on the counterparties’ ratings and was immaterial.